Debt (Details-Long Term Debt) - Rubicon Technologies L L C [Member] - Long-Term Debt [Member] - Rubicon [Member] - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Extinguishment of Debt [Line Items]
2022	$ 24,500	$ 26,000
2023	6,000	6,000
2024	45,000	45,000
Total	$ 75,500	$ 77,000